Organization and Description of Business (Details) - USD ($)	Apr. 30, 2024	Jan. 31, 2024	Jan. 31, 2023	Aug. 31, 2020	Aug. 01, 2018
Organization and Description of Business [Line Items]
Acquired costs					$ 2,250,000
Common stock share (in Shares)	10,969,870	8,869,870	7,843,150		250,000
Common stock value	$ 10,960	$ 8,860	$ 7,833
Royalty, percentage					6.00%
Pocono Pharmaceuticals [Member]
Organization and Description of Business [Line Items]
Acquired percentage	100.00%			100.00%
Minimum [Member]
Organization and Description of Business [Line Items]
Common stock value					$ 1,850,000
Maximum [Member]
Organization and Description of Business [Line Items]
Common stock value					$ 400,000